Voyage revenues (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	$ 59,728		$ 84,034
Other Assets, Current	27,967		14,913
Unrearned revenue	17,838		16,684
Demurrage income	6,608	$ 23,449
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	15,951		24,144
Unrearned revenue	8,319		9,215
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Increase in capitalized contract fulfilment costs	1,515
Other Assets, Current	5,881		$ 4,366
Scrubber Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	29,971	44,777
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 2,349	$ 3,254